Longterm Incentive Plans (Details 3)	12 Months Ended
Jan. 31, 2022 $ / shares shares
Statement [Line Items]
Number of options, outstanding	2,410,000
Options Exercisable	2,009,167
Options 1 [Member]
Statement [Line Items]
Number of options, outstanding	10,000
Options Exercisable	5,000
Expiry date	Dec. 31, 2022
Exercise Price | $ / shares	$ 0.27
Options 2 [Member]
Statement [Line Items]
Number of options, outstanding	40,000
Options Exercisable	20,000
Expiry date	Jan. 04, 2023
Exercise Price | $ / shares	$ 1.80
Options 3 [Member]
Statement [Line Items]
Number of options, outstanding	10,000
Options Exercisable	10,000
Expiry date	Jan. 20, 2023
Exercise Price | $ / shares	$ 2.50
Options 4 [Member]
Statement [Line Items]
Number of options, outstanding	700,000
Options Exercisable	416,667
Expiry date	Apr. 28, 2023
Exercise Price | $ / shares	$ 0.63
Options 5 [Member]
Statement [Line Items]
Number of options, outstanding	20,000
Options Exercisable	20,000
Expiry date	Sep. 27, 2023
Exercise Price | $ / shares	$ 0.275
Options 6 [Member]
Statement [Line Items]
Number of options, outstanding	20,000
Options Exercisable	20,000
Expiry date	Nov. 28, 2023
Exercise Price | $ / shares	$ 0.29
Options 7 [Member]
Statement [Line Items]
Number of options, outstanding	840,000
Options Exercisable	840,000
Expiry date	Dec. 08, 2023
Exercise Price | $ / shares	$ 0.77
Options 8 [Member]
Statement [Line Items]
Number of options, outstanding	520,000
Options Exercisable	520,000
Expiry date	Oct. 13, 2024
Exercise Price | $ / shares	$ 0.295
Options 9 [Member]
Statement [Line Items]
Number of options, outstanding	180,000
Options Exercisable	122,500
Expiry date	May 05, 2025
Exercise Price | $ / shares	$ 1.80
Options 10 [Member]
Statement [Line Items]
Number of options, outstanding	50,000
Options Exercisable	25,000
Expiry date	May 10, 2025
Exercise Price | $ / shares	$ 2.40
Options 11 [Member]
Statement [Line Items]
Number of options, outstanding	20,000
Options Exercisable	10,000
Expiry date	May 21, 2025
Exercise Price | $ / shares	$ 1.80